General and Administrative Expenses - Summary of Share Grants Measured at Fair Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Liabilities From Share Grants	₩ 186,908	₩ 193,023
Expense From Share Grants Transactions With Employees	₩ 58,340	₩ 101,897
Information about how fair value was measured, share options granted	The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year risk-free rate of Korea Treasury Bond in order to measure the fair value.
Kookmin Bank | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Stock granted in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Stock granted in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Stock granted in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
Kookmin Bank | Stock granted in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Stock granted in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Stock granted in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Stock granted in 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 0
Kookmin Bank | Stock granted in 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Stock granted in 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Kookmin Bank | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Kookmin Bank | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Stock granted in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
Kookmin Bank | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Stock granted in 2022 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 39,958
Kookmin Bank | Stock granted in 2022 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Deferred grant in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Deferred grant in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Deferred grant in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Deferred grant in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Deferred grant in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Deferred grant in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Deferred Grant In 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Deferred Grant In 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Deferred Grant In 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Deferred Grant In 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Deferred Grant In 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Deferred Grant In 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Deferred Grant In 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Deferred Grant In 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Deferred grant in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Deferred grant in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
Kookmin Bank | Deferred grant in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Series 80
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 80 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 43,157
Fair value (Non-market performance condition)	43,157
Kookmin Bank | Series 80 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	50,973
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Series 81
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 81 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 35,905
Fair value (Non-market performance condition)	43,157
Kookmin Bank | Series 81 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	41,289
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Series 83
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 83 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 38,660
Fair value (Non-market performance condition)	41,548
Kookmin Bank | Series 83 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	43,583
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Series 85
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 85 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 33,668
Fair value (Non-market performance condition)	41,548
Kookmin Bank | Series 85 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	37,813
Fair value (Non-market performance condition)	₩ 46,663
Kookmin Bank | Series 86
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 86 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 35,486
Fair value (Non-market performance condition)	39,958
Kookmin Bank | Series 86 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	39,839
Fair value (Non-market performance condition)	₩ 44,859
Kookmin Bank | Series 87
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 87 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 38,957
Fair value (Non-market performance condition)	43,157
Kookmin Bank | Series 87 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	46,013
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Series 88
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 88 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 37,288
Fair value (Non-market performance condition)	39,958
Kookmin Bank | Series 88 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	41,862
Fair value (Non-market performance condition)	₩ 44,859
Kookmin Bank | Series 89
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 89 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 40,943
Fair value (Non-market performance condition)	43,157
Kookmin Bank | Series 89 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	48,358
Fair value (Non-market performance condition)	₩ 50,973
Kookmin Bank | Series 90
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 90 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 39,554
Fair value (Non-market performance condition)	39,958
Kookmin Bank | Series 90 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	44,405
Fair value (Non-market performance condition)	₩ 44,859
Kookmin Bank | Series 91
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Kookmin Bank | Series 91 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 37,840
Fair value (Non-market performance condition)	39,958
Kookmin Bank | Series 91 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	42,481
Fair value (Non-market performance condition)	₩ 44,859
KB Financial Group Inc. | Series 27
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Series 27 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 43,157
KB Financial Group Inc. | Series 27 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
KB Financial Group Inc. | Series 28
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Series 28 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 35,289
Fair value (Non-market performance condition)	41,704
KB Financial Group Inc. | Series 28 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	39,662
Fair value (Non-market performance condition)	₩ 46,873
KB Financial Group Inc. | Series 30
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Series 30 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 38,805
Fair value (Non-market performance condition)	41,548
KB Financial Group Inc. | Series 30 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	43,583
Fair value (Non-market performance condition)	₩ 46,663
KB Financial Group Inc. | Series 29
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Series 29 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 40,757
Fair value (Non-market performance condition)	43,157
KB Financial Group Inc. | Series 29 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	48,322
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Series 33
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Series 33 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 37,409
Fair value (Non-market performance condition)	41,548
KB Financial Group Inc. | Series 33 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	45,666
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Series 34
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Series 34 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 35,486
Fair value (Non-market performance condition)	39,958
KB Financial Group Inc. | Series 34 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	39,839
Fair value (Non-market performance condition)	₩ 44,859
KB Financial Group Inc. | Series 35
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Series 35 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 38,247
Fair value (Non-market performance condition)	39,958
KB Financial Group Inc. | Series 35 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	42,939
Fair value (Non-market performance condition)	₩ 44,859
KB Financial Group Inc. | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Stock granted in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 43,157
KB Financial Group Inc. | Stock granted in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Stock granted in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 38,393
KB Financial Group Inc. | Stock granted in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Stock granted in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
KB Financial Group Inc. | Stock granted in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Stock granted in 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
KB Financial Group Inc. | Stock granted in 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 43,157
KB Financial Group Inc. | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Stock granted in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
KB Financial Group Inc. | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Stock granted in 2022 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 43,157
KB Financial Group Inc. | Stock granted in 2022 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Deferred grant in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 43,157
KB Financial Group Inc. | Deferred grant in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Deferred grant in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Deferred grant in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
KB Financial Group Inc. | Deferred grant in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Deferred grant in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Deferred grant in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Deferred Grant In 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Deferred Grant In 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
KB Financial Group Inc. | Deferred Grant In 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Deferred Grant In 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Deferred Grant In 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Deferred Grant In 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Deferred Grant In 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 43,157
KB Financial Group Inc. | Deferred Grant In 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
KB Financial Group Inc. | Deferred grant in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
KB Financial Group Inc. | Deferred grant in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
KB Financial Group Inc. | Deferred grant in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Other subsidiaries | Stock granted in 2010
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2010 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 41,548
Other subsidiaries | Stock granted in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 41,548
Other subsidiaries | Stock granted in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 39,958
Other subsidiaries | Stock granted in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 38,393
Other subsidiaries | Stock granted in 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 38,393
Other subsidiaries | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 41,548
Other subsidiaries | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 41,548
Other subsidiaries | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Other subsidiaries | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2022 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 39,958
Other subsidiaries | Stock granted in 2022 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2011
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2011 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
Other subsidiaries | Stock granted in 2012
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2012 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
Other subsidiaries | Stock granted in 2012 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Other subsidiaries | Stock granted in 2013
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2013 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
Other subsidiaries | Stock granted in 2013 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Other subsidiaries | Stock granted in 2014
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2014 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 46,663
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2015 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 41,548
Other subsidiaries | Stock granted in 2015 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2016 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 44,859
Other subsidiaries | Stock granted in 2016 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2017 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 41,548
Other subsidiaries | Stock granted in 2017 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 61,294
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2018 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 39,958
Other subsidiaries | Stock granted in 2018 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2019 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 38,393
Other subsidiaries | Stock granted in 2019 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2020 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 43,157
Fair value (Non-market performance condition)	39,958
Other subsidiaries | Stock granted in 2020 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	50,973
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2021 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 39,042
Fair value (Non-market performance condition)	41,548
Other subsidiaries | Stock granted in 2021 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	50,651
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	3.78%
Other subsidiaries | Stock granted in 2022 | Bottom of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 35,286
Fair value (Non-market performance condition)	39,958
Other subsidiaries | Stock granted in 2022 | Top of range [member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	49,647
Fair value (Non-market performance condition)	₩ 62,269